Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	September 30,	December 31,
Schedule of Marketable Securities Value	2020	2019
Equity securities
Fair value at beginning of period	$177,945	$287,638
Increase (decrease) in fair value	5,783	(109,693)
Fair value at balance sheet date	$183,728	$177,945